Income Taxes (Tables)	15 Months Ended
Dec. 31, 2013
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Tax rate	34%	34%

Net operating loss carryforwards	$7,141,000	$6,775,000
Research and development tax credits	705,000	741,000
Foreign exchange	(19,000)	28,000
Accrued bonuses	34,000	34,000
Intangible asset costs	51,000	34,000
Stock-based compensation	633,000	-
Valuation allowance for deferred tax assets	(8,545,000)	(7,612,000)

Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012

Income benefit at statutory rate	$(1,258,000)	$(2,823,000)
Foreign income taxed at foreign statutory rate	-	(2,000)
Debt extinguishment	501,000	1,302,000
Research and development tax credit	(17,000)	(175,000)
Fair value of derivative liability	7,000	(23,000)
Debt accretion	-	33,000
Other permanent differences	(5,000)	113,000
Adjustment to prior years' tax provision	(161,000)	-
Change in valuation allowance	933,000	1,575,000

Income Tax Expense	$-	$-